Financial Risk and Capital Management - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Gearing ratio, which is calculated as interest-bearing borrowings / (interest-bearing borrowings + total equity)	17.40%		19.50%
Current derivative financial assets	¥ 20,988		¥ 3,913
Current derivative financial liabilities	10,941		3,881
Changes in basic price of derivative financial instruments per barrel | $		$ 10
Fair value of derivative financial instruments	331		2,104
Changes in Groups other reserves	¥ 1,074		¥ 0